Net (Loss) Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net loss	$ (17,530)	$ (9,424)	$ (48,363)	$ (32,021)	$ (42,476)	$ (14,630)	$ (15,089)
Extinguishment of preferred stock				60,937	60,937
Accretion of preferred stock	(3,560)	(2,526)	(10,370)	(8,121)	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders				(20,082)	(7,275)
(Loss) income attributable to common stockholders - basic and diluted (Note 4)	(21,090)	(11,950)	(58,733)	713	253	(26,773)	(26,494)
Earning (loss) attributable to common stockholders - diluted (in dollars per share)	$ (21,090)	$ (11,950)	$ (58,733)	$ 713	$ 253	$ (26,773)	$ (26,494)
Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	859,769	592,459	830,068	467,488	499,944	320,942	320,424
Effect of dilutive options to purchase common stock (in shares)				416,936	464,933
Effect of dilutive convertible preferred stock (in shares)				2,522,191	2,489,399
Weighted-average number of common shares used in earnings (loss) per share - diluted	859,769	592,459	830,068	3,406,615	3,454,276	320,942	320,424
Basic and diluted net income (loss) per share
Earnings (loss) per share - basic (in dollars per share)	$ (24.53)	$ (20.17)	$ (70.76)	$ 1.53	$ 0.51	$ (83.42)	$ (82.68)
Effect of dilutive options to purchase common stock (in dollars per share)				$ (0.72)	$ (0.24)
Effect of dilutive convertible preferred stock (in dollars per share)				$ (0.60)	$ (0.20)
Earnings (loss) per share - diluted (in dollars per share)	$ (24.53)	$ (20.17)	$ (70.76)	$ 0.21	$ 0.07	$ (83.42)	$ (82.68)